OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	70,083	71,786	73,438
Country of domicile [member]
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	69,321	71,017	72,644
Foreign countries [member]
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	762	769	794